PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

7. PROPERTY, PLANT AND EQUIPMENT

			Leasehold	Production
Cost	Land	Building	Improvements	Equipment	Prototypes	ROU Asset	Total
Balance, December 31, 2020	$12,558	$2,963,983	$43,715	$992,615	$2,497,845	$117,004	$6,627,720
Additions	-	-	-	63,465	85,156	199,466	348,087
Disposals	-	-	-	(31,854)	-	-	(31,854)
Balance, December 31, 2021	$12,558	$2,963,983	$43,715	$1,024,226	$2,583,001	$316,470	$6,943,953
Additions	-	-	-	29,191	833,572	-	862,763
Disposals	-	-	-	(21,347)	(77,684)	-	(99,031)
Balance, December 31, 2022	$12,558	$2,963,983	$43,715	$1,032,070	$3,338,889	$316,470	$7,707,685
Accumulated Amortization
Balance, December 31, 2020	$-	$707,558	$38,536	$647,290	$949,655	$86,104	$2,429,143
Amortization	-	90,257	1,036	76,346	1,027,480	80,766	1,275,885
Disposals	-	-	-	(7,469)	-	-	(7,469)
Balance, December 31, 2021	$-	$797,815	$39,572	$716,167	$1,977,135	$166,870	$3,697,559
Amortization	-	85,356	4,143	61,364	525,916	66,489	743,268
Disposals	-	-	-	(5,942)	(4,462)	-	(10,404)
Balance, December 31, 2022	$-	$883,171	$43,715	$771,589	$2,498,589	$233,359	$4,430,423
Carrying Value
December 31, 2022	$12,558	$2,080,812	$-	$260,481	$840,300	$83,111	$3,277,262
December 31, 2021	$12,558	$2,166,168	$4,143	$308,059	$605,866	$149,600	$3,246,394

Included in inventory is $3,025 (2021 - $6,774; 2020 - $3,712) of amortization related to property, plant and equipment.

Included in cost of goods sold is $118,654 (2021 - $131,580; 2020 - $134,067) of amortization related to property, plant and equipment.

Included in amortization expenses is $95,673 (2021 - $133,885; 2020 - $140,178) of amortization related to property, plant and equipment.

Included in research expense is $525,916 (2021 - $1,011,445; 2020 - $624,460) of amortization related to property, plant and equipment.